Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

November 30, 2018

Dates Covered
Collections Period	11/01/18 - 11/30/18
Interest Accrual Period	11/15/18 - 12/16/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/18	105,603,166.24	14,626
Yield Supplement Overcollateralization Amount 10/31/18	1,263,786.12	0
Receivables Balance 10/31/18	106,866,952.36	14,626
Principal Payments	7,350,353.83	292
Defaulted Receivables	208,502.85	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/18	1,113,515.33	0
Pool Balance at 11/30/18	98,194,580.35	14,316

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	9.34%

Prepayment ABS Speed	1.11%

Overcollateralization Target Amount	10,110,890.72
Actual Overcollateralization	98,194,580.35

Weighted Average APR	3.90%
Weighted Average APR, Yield Adjusted	5.39%
Weighted Average Remaining Term	20.12

Delinquent Receivables:
Past Due 31-60 days	2,758,867.29	263
Past Due 61-90 days	975,721.50	85
Past Due 91-120 days	139,950.45	9
Past Due 121+ days	0.00	0
Total	3,874,539.24	357

Total 31+ Delinquent as % Ending Pool Balance	3.95%

Recoveries	193,613.27

Aggregate Net Losses/(Gains) - November 2018	14,889.58

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.17%
Prior Net Losses Ratio	0.76%
Second Prior Net Losses Ratio	0.50%
Third Prior Net Losses Ratio	0.15%
Four Month Average	0.40%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.66%

Flow of Funds	$ Amount

Collections	7,890,756.29
Advances	(1,663.92)
Investment Earnings on Cash Accounts	17,937.30
Reserve Fund Balance	2,527,722.68
Servicing Fee	(89,055.79)
Interest Rate Swap Receipt	0.00
Aggregate Purchase Amount	99,516,598.53
Transfer to Collection Account	0.00
Available Funds	109,862,295.09

Distributions of Available Funds
(1) Class A Interest	104,667.19
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	95,492,275.52
(7) Distribution to Certificateholders	14,231,666.13
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	109,862,295.09

Servicing Fee	89,055.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 11/15/18	95,492,275.52
Principal Paid	95,492,275.52
Note Balance @ 12/17/18	0.00

Class A-1
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-2a
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-2b
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-3
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-4
Note Balance @ 11/15/18	74,762,275.52
Principal Paid	74,762,275.52
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class B
Note Balance @ 11/15/18	20,730,000.00
Principal Paid	20,730,000.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	138,353.44
Total Principal Paid	95,492,275.52
Total Paid	95,630,628.96

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.30650%
Coupon	2.53650%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.68000%
Interest Paid	104,667.19
Principal Paid	74,762,275.52
Total Paid to A-4 Holders	74,866,942.71

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	20,730,000.00
Total Paid to B Holders	20,763,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1399871
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	96.6198289
Total Distribution Amount	96.7598160

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.9727434
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	694.8166870
Total A-4 Distribution Amount	695.7894304

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/18	33,782.54
Balance as of 11/30/18	32,118.62
Change	(1,663.92)

Reserve Account
Balance as of 11/15/18	2,527,722.68
Investment Earnings	4,425.82
Investment Earnings Paid	(4,425.82)
Deposit/(Withdrawal)	(2,527,722.68)
Balance as of 12/17/18	0.00
Change	(2,527,722.68)

Required Reserve Amount	0.00